Land use rights	12 Months Ended
Dec. 31, 2022
Disclosure Of Quantitative Information About Land Use Right [Abstract]
Land use rights
13.
Land use rights

	Year ended December 31,
	2021	2022
	RMB’million	RMB’million
Net book amount at January 1	-	1,495
Additions	1,504	1,052
Amortization charge	(9)	(67)
Net book amount at December 31	1,495	2,480

In October 2021 and March 2022, the Group acquired land use rights with consideration of approximately RMB1.5 billion and RMB1.05 billion, respectively. The land use rights mainly represent prepaid operating lease payments in respect of land in the Mainland China with lease period ranging from 30 to 40 years.